Organization (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Organization
Advance to Founders		$ 1,100,000
Private placement warrants shares outstanding	51,500,000,000
Public warrants shares outstanding	1,618,461,200,000
Warrants exercise price	$ 11.50
Current deferred revenue	$ 3,742,145	4,009,000
Convertible debt	4,204,723	2,825,000
Payable to Founders		1,100,000
Accumulated deficit	49,441,169	16,582,038
Working capital deficit	9,947,000	6,174,000
Additional temporary funding		2,500,000
Accumulated deficit noncash charges	$ 30,881,253	$ 19,626,884
Number of private placement warrants	515,000
Number of Public Warrants	16,159,112